SCHEDULE OF ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses	$ 1,771,547	$ 1,787,985	$ 151,284
Capital market advisory fees	1,419,388	1,500,000
Personnel related liabilities	1,610,577	1,400,141
Accrued Interest	2,103	34,561
Total	$ 4,803,615	$ 4,722,687	$ 208,107